Condensed Financial Information of the Company - Statement of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement of cash flows
Net cash provided by operating activities	¥ 28,196,627	$ 4,321,323	¥ 14,820,976	¥ 7,767,927
Cash flows from investing activities:
Proceeds from sales of short-term investments	55,083,390	8,441,899	24,797,630	50,000
Cash given to purchase of short term investments	(86,438,068)	(13,247,214)	(52,451,615)	(7,516,370)
Net cash used in investing activities	(38,357,901)	(5,878,606)	(28,319,678)	(7,548,509)
Cash flows from financing activities:
Proceeds from the initial public offering				11,523,631
Proceeds from the private placements	11,063,339	1,695,531
Proceeds from follow-on offering	26,805,438	4,108,113	7,993,828
Net proceeds from the issuance of convertible bonds	13,024,199	1,996,046	6,963,881
Net proceeds from the issuance of convertible preferred shares				5,820,726
Proceeds from (Payments for) Other Financing Activities	(6)	(1)
Net cash provided by financing activities	51,798,996	7,938,543	15,854,731	17,344,357
Exchange rate effect on cash, cash equivalents and restricted cash	(139,943)	(21,447)	450,142	546,910
Increase in cash, cash equivalents and restricted cash	41,497,779	6,359,813	2,806,171	18,110,685
Cash, cash equivalents and restricted cash at beginning of year	33,345,857	5,110,476	30,539,686	12,429,001
Cash, cash equivalents and restricted cash at end of year	74,843,636	11,470,289	33,345,857	30,539,686
Parent Company | Reportable legal entity
Statement of cash flows
Net cash provided by operating activities	735,231	112,679	259,409	110,724
Cash flows from investing activities:
Proceeds from sales of short-term investments	6,034,863	924,883	6,049,590
Cash given to purchase of short term investments	(6,250,248)	(957,892)	(5,998,024)	(6,146,370)
Cash given to subsidiaries, the VIE and subsidiaries of the VIE	(52,051,474)	(7,977,237)	(20,293,132)	(6,749,831)
Net cash used in investing activities	(52,266,859)	(8,010,246)	(20,241,566)	(12,896,201)
Cash flows from financing activities:
Proceeds from the initial public offering				11,523,631
Proceeds from the private placements	11,063,339	1,695,531
Proceeds from follow-on offering	26,805,438	4,108,113	7,993,828
Net proceeds from the issuance of convertible bonds	13,024,199	1,996,046	6,966,757
Net proceeds from the issuance of convertible preferred shares				5,820,726
Proceeds from (Payments for) Other Financing Activities	(6)	(1)
Net cash provided by financing activities	50,892,970	7,799,689	14,960,585	17,344,357
Exchange rate effect on cash, cash equivalents and restricted cash	(16,490)	(2,528)	141,540	319,221
Increase in cash, cash equivalents and restricted cash	(655,148)	(100,406)	(4,880,032)	4,878,101
Cash, cash equivalents and restricted cash at beginning of year	661,714	101,412	5,541,746	663,645
Cash, cash equivalents and restricted cash at end of year	¥ 6,566	$ 1,006	¥ 661,714	¥ 5,541,746